Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

(In thousands)	December 31, 2023	December 31, 2024
Computers	509	535
Server & switch	1,268	1,256
Office equipment	1,727	1,722
Wi-Fi terminals for data connectivity services	8,420	8,722
Leasehold improvement	531	529
Total original costs	12,455	12,764
Less: accumulated depreciation	(10,022)	(8,739)
Net book value	2,433	4,025